UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		5201 East Terrace Drive
	        	Suite 380
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Eva Solcova Smith
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Eva Solcova Smith	Madison, WI	2/14/2013

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	62,941

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102      644    12129 SH       SOLE                    10009              2120
AT&T Inc                       COM              00206R102      495    14678 SH       SOLE                    11213              3465
Agilent Technologies           COM              00846u101      611    14919 SH       SOLE                    10267              4652
American Express               COM              025816109      742    12910 SH       SOLE                     9760              3150
Apple Computer                 COM              037833100     2103     3951 SH       SOLE                     2923              1028
Aruba Networks                 COM              043176106      416    20047 SH       SOLE                    14066              5981
BE Aerospace                   COM              073302101      545    11042 SH       SOLE                     8580              2462
Baraboo Bancorp                COM              067021105       33    16683 SH       SOLE                                      16683
Barclays Cap. Short Term High  COM              78468R408     2743    89779 SH       SOLE                    80374              9405
Cameron International          COM              13342B105      767    13591 SH       SOLE                    10297              3294
Celgene Corp                   COM              151020104      636     8107 SH       SOLE                     6362              1745
CenturyLink                    COM              156700106      534    13657 SH       SOLE                     9992              3665
Cerner Corp                    COM              156782104      505     6521 SH       SOLE                     4906              1615
Coach Inc                      COM              189754104      561    10098 SH       SOLE                     6736              3362
Coca-Cola Co                   COM              191216100      996    27475 SH       SOLE                    21359              6116
Cummins Inc                    COM              231021106      621     5734 SH       SOLE                     4266              1468
DJ International Select Divide COM              464288448     2917    86646 SH       SOLE                    76924              9722
Dicks's Sporting Goods         COM              253393102      367     8060 SH       SOLE                     5455              2605
DirecTV                        COM              25490A309      588    11730 SH       SOLE                     8493              3237
Dollar Tree Stores             COM              256746108      639    15745 SH       SOLE                    10985              4760
EMC Corp                       COM              268648102      799    31598 SH       SOLE                    24238              7360
Eaton                          COM              278058102      596    11009 SH       SOLE                     8499              2510
Ecolab                         COM              278865100      422     5864 SH       SOLE                     4071              1793
Express Scripts                COM              30219G108      930    17214 SH       SOLE                    13264              3950
Exxon Mobil                    COM              30231G102      933    10775 SH       SOLE                     8501              2274
FirstEnergy Corp               COM              337932107      618    14789 SH       SOLE                    11462              3327
Freeport McMoRan Copper & Gold COM              35671D857      277     8100 SH       SOLE                     6815              1285
Fusion-io                      COM              36112J107      381    16599 SH       SOLE                    11718              4881
GNC Holdings                   COM              36191G107      856    25730 SH       SOLE                    18840              6890
General Electric               COM              369604103      690    32868 SH       SOLE                    24767              8101
Google                         COM              38259P508     1251     1768 SH       SOLE                     1344               424
HMS Holdings                   COM              40425J101      774    29858 SH       SOLE                    22155              7703
IDEX Corp                      COM              45167R104      577    12408 SH       SOLE                     8934              3474
Intercontinental Exchange      COM              45865v100      677     5465 SH       SOLE                     4061              1404
J.P. Morgan Chase & Co         COM              46625H100      912    20742 SH       SOLE                    16029              4713
Las Vegas Sands                COM              517834107      662    14332 SH       SOLE                    10390              3942
Microchip Technology           COM              595017104      716    21962 SH       SOLE                    15274              6688
Microsoft                      COM              594918104      738    27638 SH       SOLE                    20813              6825
Monster Beverage Corp          COM              611740101      881    16674 SH       SOLE                    12270              4404
Nat'l Oilwell Varco            COM              637071101      673     9848 SH       SOLE                     7675              2173
O'Reilly Automotive            COM              67103H107      399     4464 SH       SOLE                     3338              1126
Occidental Petroleum           COM              674599105      608     7931 SH       SOLE                     6025              1906
Pfizer Inc                     COM              717081103      605    24116 SH       SOLE                    17441              6675
Philip Morris Intl             COM              718172109      433     5175 SH       SOLE                     4024              1151
Potash Corp                    COM              73755L107      362     8895 SH       SOLE                     7018              1877
Qualcomm                       COM              747525103     1148    18559 SH       SOLE                    13994              4565
Sapient                        COM              803062108      379    35886 SH       SOLE                    25210             10676
Schlumberger                   COM              806857108      680     9818 SH       SOLE                     7659              2159
Starbucks Corp                 COM              855244109      727    13550 SH       SOLE                    10355              3195
Target Corp                    COM              87612E106      501     8460 SH       SOLE                     6585              1875
Travelers Companies            COM              89417E109      652     9084 SH       SOLE                     7284              1800
United Rentals                 COM              911363109      410     9016 SH       SOLE                     6591              2425
Wells Fargo                    COM              949746101      873    25545 SH       SOLE                    19795              5750
iShares FTSE NAREIT Real Estat COM              464288521     2788    70018 SH       SOLE                    61793              8225
iShares Russell 1000 Growth (I COM              464287614     8161   124607 SH       SOLE                   112983             11624
iShares Russell 1000 Value (IW COM              464287598     8320   114261 SH       SOLE                   103726             10535
iShares Russell 2000 Growth (I COM              464287648     2673    28048 SH       SOLE                    25303              2745
iShares Russell 2000 Value (IW COM              464287630     1396    18491 SH       SOLE                    16534              1957